UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Portfolio 21 Investments

Address:   721 NW 9th Ave
           Suite 250
           Portland OR, 97209


Form 13F File Number: 028-11731


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   James Madden
Title:  Senior Portfolio Manager
Phone:  608-663-9863

Signature,  Place,  and  Date  of  Signing:

/s/ James Madden                   Madison, WI                        10/8/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             138

Form 13F Information Table Value Total:  $197,739,958.83
                                         --------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ -------------- --------- ------------- ------------------ ---------- -------- ----------------
                                                                       SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP       VALUE      PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ -------------- --------- ------------- --------- --- ---- ---------- -------- ---- ------ ----
3M                             Common Stock   88579Y101  2,259,575.89  26059.00          X                   sole      0    0
3M                             Common Stock   88579Y101     41,620.80    480.00          X                   sole      0    0
A E S Corp                     Common Stock   00130H105  1,450,881.85 127831.00          X                   sole      0    0
A E S Corp                     Common Stock   00130H105     37,001.00   3260.00          X                   sole      0    0
ADOBE SYS INC                  Common Stock   00724F101  3,007,250.00 115000.00          X                   sole      0    0
Adobe Systems Inc              Common Stock   00724F101  1,440,080.50  55070.00          X                   sole      0    0
Adobe Systems Inc              Common Stock   00724F101     31,641.50   1210.00          X                   sole      0    0
Albina Community Bancorp       Common Stock   13288105         471.12    906.00          X                   sole      0    0
APOGEE ENTERPRISES INC         Common Stock   037598109  1,226,100.00 134000.00          X                   sole      0    0
Apogee Enterprises Inc         Common Stock   037598109    951,792.15 104021.00          X                   sole      0    0
Apogee Enterprises Inc         Common Stock   037598109     19,178.40   2096.00          X                   sole      0    0
APPLIED MATLS INC              Common Stock   038222105  2,336,000.00 200000.00          X                   sole      0    0
AUTODESK INC                   Common Stock   052769106  3,548,670.00 111000.00          X                   sole      0    0
BANCO BRADESCO S A             Common Stock   059460303  1,793,440.00  88000.00          X                   sole      0    0
Baxter International Inc       Common Stock   071813109     41,269.15    865.00          X                   sole      0    0
BAXTER INTL INC                Common Stock   071813109  7,633,600.00 160000.00          X                   sole      0    0
Baxter Int'l Inc.              Common Stock   071813109  1,941,987.84  40704.00          X                   sole      0    0
Berkshire Hathaway Cl B        Common Stock   84670207      28,938.00    350.00          X                   sole      0    0
BEST BUY INC                   Common Stock   086516101  2,041,500.00  50000.00          X                   sole      0    0
Caterpillar Inc.               Common Stock   149123101     11,802.00    150.00          X                   sole      0    0
Century Tel Enterprise         Common Stock   156700106     19,730.00    500.00          X                   sole      0    0
Chevrontexaco Corp             Common Stock   166764100     48,630.00    600.00          X                   sole      0    0
CIA SANEAMENTO BASICO SPONSORE Common Stock   20441A102    455,100.00  10000.00          X                   sole      0    0
CISCO SYS INC                  Common Stock   17275R102  3,285,000.00 150000.00          X                   sole      0    0
Cisco Systems Inc              Common Stock   17275R102     44,347.50   2025.00          X                   sole      0    0
Cisco Systems, Inc.            Common Stock   17275R102  1,796,325.60  82024.00          X                   sole      0    0
Citadel Broadcasting Cp        Common Stock   17285T106             -     69.00          X                   sole      0    0
Citigroup                      Common Stock   172967101      2,439.84    624.00          X                   sole      0    0
Colgate Palmolive              Common Stock   194162103  2,250,383.94  29279.00          X                   sole      0    0
Colgate-Palmolive Co           Common Stock   194162103     40,351.50    525.00          X                   sole      0    0
Corning Inc                    Common Stock   219350105     31,076.00   1700.00          X                   sole      0    0
Corning Inc.                   Common Stock   219350105  1,822,790.20  99715.00          X                   sole      0    0
COSAN LTD                      Common Stock   G25343107  1,159,000.00 100000.00          X                   sole      0    0
Costco Companies Inc           Common Stock   22160K105  2,326,347.77  36073.00          X                   sole      0    0
Costco Companies Inc           Common Stock   22160K105     43,530.75    675.00          X                   sole      0    0
Disney, Walt Co.               Common Stock   254687106     29,790.00    900.00          X                   sole      0    0
EATON CORP                     Common Stock   278058102  4,206,990.00  51000.00          X                   sole      0    0
EBAY INC                       Common Stock   278642103  3,172,000.00 130000.00          X                   sole      0    0
ECOLAB INC                     Common Stock   278865100  5,327,700.00 105000.00          X                   sole      0    0
Ecolab Inc                     Common Stock   278865100  1,541,582.68  30382.00          X                   sole      0    0
Ecolab Inc                     Common Stock   278865100     40,541.26    799.00          X                   sole      0    0
Exxon Mobil Corporation        Common Stock   30231G102     10,813.25    175.00          X                   sole      0    0
Federal Express                Common Stock   31428X106  1,768,500.85  20684.22          X                   sole      0    0
Federal Express                Common Stock   31428X106     44,631.00    522.00          X                   sole      0    0
Frontier Communications        Common Stock   35906A108      1,168.31    143.00          X                   sole      0    0
General Electric               Common Stock   369604103     32,825.00   2020.00          X                   sole      0    0
General Mills                  Common Stock   370334104  2,375,611.56  65014.00          X                   sole      0    0
General Mills Inc              Common Stock   370334104     51,156.00   1400.00          X                   sole      0    0
Glaxosmithkline Plc Adrf       Common Stock   37733W105     31,616.00    800.00          X                   sole      0    0
GOOGLE INC                     Common Stock   38259P508 11,041,590.00  21000.00          X                   sole      0    0
Google Inc Class A             Common Stock   38259P508  2,358,693.94   4486.00          X                   sole      0    0
Google Inc Class A             Common Stock   38259P508     49,424.26     94.00          X                   sole      0    0
Granite Construction Inc       Common Stock   387328107    945,188.10  41565.00          X                   sole      0    0
Granite Construction Inc       Common Stock   387328107     20,466.00    900.00          X                   sole      0    0
Groupe Danone ADR              Common Stock   399449107             -   3000.00          X                   sole      0    0
Herman Miller                  Common Stock   600544100  1,282,771.01  65181.45          X                   sole      0    0
INTEL CORP                     Common Stock   458140100  3,076,800.00 160000.00          X                   sole      0    0
Intel Corp                     Common Stock   458140100  1,966,525.95 102423.23          X                   sole      0    0
Intel Corp                     Common Stock   458140100     44,160.00   2300.00          X                   sole      0    0
INTERNATIONAL BUSINESS MACHS   Common Stock   459200101  6,170,440.00  46000.00          X                   sole      0    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ -------------- --------- ------------- ------------------ ---------- -------- ----------------
                                                                       SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP       VALUE      PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ -------------- --------- ------------- --------- --- ---- ---------- -------- ---- ------ ----
Int'l Business Machines        Common Stock   459200101  2,659,191.36  19824.00          X                   sole      0    0
Int'l Business Machines        Common Stock   459200101     48,290.40    360.00          X                   sole      0    0
ITAU UNIBANCO HLDG SA          Common Stock   465562106  2,418,000.00 100000.00          X                   sole      0    0
ITRON INC                      Common Stock   465741106  1,530,750.00  25000.00          X                   sole      0    0
JOHNSON & JOHNSON              Common Stock   478160104  4,956,800.00  80000.00          X                   sole      0    0
Johnson & Johnson              Common Stock   478160104  2,253,591.03  36371.71          X                   sole      0    0
Johnson & Johnson              Common Stock   478160104     48,080.96    776.00          X                   sole      0    0
Johnson Controls Inc           Common Stock   478366107  2,928,213.50  96007.00          X                   sole      0    0
Johnson Controls Inc           Common Stock   478366107     44,286.00   1452.00          X                   sole      0    0
JOHNSON CTLS INC               Common Stock   478366107  3,965,000.00 130000.00          X                   sole      0    0
KONINKLIJKE PHILIPS ELECTRS NV Common Stock   500472303  3,132,000.00 100000.00          X                   sole      0    0
LIFE TECHNOLOGIES CORP         Common Stock   53217V109  2,334,500.00  50000.00          X                   sole      0    0
Microsoft, Corp.               Common Stock   594918104      9,061.30    370.00          X                   sole      0    0
MILLER HERMAN INC              Common Stock   600544100    861,984.00  43800.00          X                   sole      0    0
Miller Herman Inc              Common Stock   600544100     33,456.00   1700.00          X                   sole      0    0
Moodys Corp                    Common Stock   615369105     22,482.00    900.00          X                   sole      0    0
National Grid Plc Adr          Common Stock   636274300  1,494,190.40  34960.00          X                   sole      0    0
National Grid Plc Adr          Common Stock   636274300     34,320.22    803.00          X                   sole      0    0
NETAPP INC                     Common Stock   64110D104  4,331,730.00  87000.00          X                   sole      0    0
NIKE INC                       Common Stock   654106103  4,648,120.00  58000.00          X                   sole      0    0
Nokia Corp Spon Adr            Common Stock   654902204     19,887.00   2100.00          X                   sole      0    0
Northwest Natural Gas Co       Common Stock   667655104      8,778.25    185.00          X                   sole      0    0
Novo-Nordisk A-S Adr           Common Stock   670100205  3,028,900.36  30769.00          X                   sole      0    0
Novo-Nordisk A-S Adr           Common Stock   670100205     39,376.00    400.00          X                   sole      0    0
NUCOR CORP                     Common Stock   670346105  2,674,000.00  70000.00          X                   sole      0    0
Nucor Corp                     Common Stock   670346105  1,569,197.61  41078.47          X                   sole      0    0
Nucor Corp                     Common Stock   670346105     26,549.00    695.00          X                   sole      0    0
ORMAT TECHNOLOGIES INC         Common Stock   686688102  2,333,600.00  80000.00          X                   sole      0    0
Pfizer                         Common Stock   717081103     11,830.13    689.00          X                   sole      0    0
PORTLAND GEN ELEC CO           Common Stock   736508847  1,622,400.00  80000.00          X                   sole      0    0
POTLATCH CORP NEW              Common Stock   737630103  3,400,000.00 100000.00          X                   sole      0    0
PRAXAIR INC                    Common Stock   74005P104  4,513,000.00  50000.00          X                   sole      0    0
Praxair Inc                    Common Stock   74005P104  2,205,412.84  24434.00          X                   sole      0    0
Praxair Inc                    Common Stock   74005P104     53,975.48    598.00          X                   sole      0    0
Procter & Gamble               Common Stock   742718109     17,991.00    300.00          X                   sole      0    0
Quest Diagnostic Inc           Common Stock   74834L100  1,928,256.82  38206.00          X                   sole      0    0
Quest Diagnostic Inc           Common Stock   74834L100     41,233.99    817.00          X                   sole      0    0
Roche Hldg Ltd Spon Adrf       Common Stock   771195104  1,534,142.27  44673.00          X                   sole      0    0
Roche Hldg Ltd Spon Adrf       Common Stock   771195104     43,819.88   1276.00          X                   sole      0    0
Rowe T Price Group Inc         Common Stock   74144T108  1,439,018.55  28743.00          X                   sole      0    0
Rowe T Price Group Inc         Common Stock   74144T108     40,452.52    808.00          X                   sole      0    0
Royal Caribbean Cruisesf       Common Stock   V7780T103      3,153.00    100.00          X                   sole      0    0
Royal Dutch Petroleum          Common Stock   780259206     41,426.10    687.00          X                   sole      0    0
SCHNITZER STL INDS             Common Stock   806882106  2,896,800.00  60000.00          X                   sole      0    0
Schwab, Charles Corp.          Common Stock   808513105     14,489.82   1042.43          X                   sole      0    0
Smith & Nephew Adr New         Common Stock   83175M205  2,752,783.60  60634.00          X                   sole      0    0
Smith & Nephew Adr New         Common Stock   83175M205     50,257.80   1107.00          X                   sole      0    0
SONOCO PRODS CO                Common Stock   835495102  1,538,240.00  46000.00          X                   sole      0    0
Sonoco Products                Common Stock   835495102  1,843,145.92  55118.00          X                   sole      0    0
Sonoco Products Co             Common Stock   835495102     41,900.32   1253.00          X                   sole      0    0
STAPLES INC                    Common Stock   855030102  5,753,000.00 275000.00          X                   sole      0    0
Staples Inc                    Common Stock   855030102  1,881,356.52  89931.00          X                   sole      0    0
Staples Inc                    Common Stock   855030102     37,133.00   1775.00          X                   sole      0    0
Starbucks Corp.                Common Stock   855244109      8,176.00    320.00          X                   sole      0    0
SUNPOWER CORP                  Common Stock   867652109  1,728,000.00 120000.00          X                   sole      0    0
Sysco Corporation              Common Stock   871829107     10,267.20    360.00          X                   sole      0    0
T J X Cos Inc                  Common Stock   872540109  2,881,357.43  64561.00          X                   sole      0    0
T J X Cos Inc                  Common Stock   872540109     39,720.70    890.00          X                   sole      0    0
Target Corporation             Common Stock   87612E106     26,720.00    500.00          X                   sole      0    0
Telefonica S.A.                Common Stock   879382208  2,149,608.50  28990.00          X                   sole      0    0

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3    COLUMN 4         COLUMN 5       COLUMN 6  COLUMN 7     COLUMN 8
------------------------------ -------------- --------- ------------- ------------------ ---------- -------- ----------------
                                                                       SHRS OR  SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP       VALUE      PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
------------------------------ -------------- --------- ------------- --------- --- ---- ---------- -------- ---- ------ ----
Telefonica S.A.                Common Stock   879382208     36,036.90    486.00          X                   sole      0    0
TENNANT CO                     Common Stock   880345103  2,472,000.00  80000.00          X                   sole      0    0
Tennant Company                Common Stock   880345103  1,994,440.50  64545.00          X                   sole      0    0
Tennant Company                Common Stock   880345103     34,113.60   1104.00          X                   sole      0    0
Travelers Companies Inc        Common Stock   89417E109     32,562.50    625.00          X                   sole      0    0
Travelers Group Inc            Common Stock   89417E109  2,030,379.07  38970.81          X                   sole      0    0
UNITED NAT FOODS INC           Common Stock   911163103  3,777,960.00 114000.00          X                   sole      0    0
United Parcel Service B        Common Stock   911312106     30,010.50    450.00          X                   sole      0    0
US Dataworks Inc               Common Stock   91729G301        782.17   4601.00          X                   sole      0    0
Verizon Communications         Common Stock   92343V104     19,521.41    599.00          X                   sole      0    0
Vestas Wind Sys A/S Adrf       Common Stock   925458101  1,188,307.16  94560.00          X                   sole      0    0
Vestas Wind Sys A/S Adrf       Common Stock   925458101     33,653.63   2678.00          X                   sole      0    0
Vodaphone Group                Common Stock   92857W209     32,253.00   1300.00          X                   sole      0    0
WATERS CORP                    Common Stock   941848103  4,600,700.00  65000.00          X                   sole      0    0
Waters Corp                    Common Stock   941848103  2,512,760.78  35501.00          X                   sole      0    0
Waters Corp                    Common Stock   941848103     47,776.50    675.00          X                   sole      0    0
Wells Fargo                    Common Stock   949746101     19,187.86    764.00          X                   sole      0    0
WHOLE FOODS MKT INC            Common Stock   966837106  2,115,270.00  57000.00          X                   sole      0    0


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